Risk management - Cumulative exchange difference (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	$ (196,153)
Taxes	60,405
After taxes	(135,748)
2020
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(50,986)
Taxes	16,316
After taxes	(34,670)
2021
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(53,249)
Taxes	16,507
After taxes	(36,742)
2022
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(53,249)
Taxes	15,975
After taxes	(37,274)
2023
Disclosure of detailed information about financial risk management [Line Items]
Before taxes	(38,669)
Taxes	11,607
After taxes	$ (27,062)